Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Apr. 20, 2024	Apr. 03, 2024	Apr. 30, 2024
Subsequent Events (Details) [Line Items]
Declared cash dividend		$ 5,000,000
Retention bonuses			$ 444,000
ARCA and Oruka
Subsequent Events (Details) [Line Items]
Percentage of ownership interest		97.62%
ARCA
Subsequent Events (Details) [Line Items]
Number of consecutive trading days		5 days
Adjusted exchange ratio		$ 5,000,000
ARCA | ARCA and Oruka
Subsequent Events (Details) [Line Items]
Percentage of noncontrolling ownership interest		2.38%
ARCA | Common Stock
Subsequent Events (Details) [Line Items]
Initially specified percentage for beneficial number of shares		9.99%
Oruka Therapeutics Inc | Common Stock and Pre Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price		$ 275,000,000
Series B Preferred Stock
Subsequent Events (Details) [Line Items]
Minimum percentage of originally issued outstanding		30.00%
Minimum percentage of originally issued outstanding		30.00%
Thomas A. Keuer and C. Jeffrey Dekker [Member]
Subsequent Events (Details) [Line Items]
Retention bonuses	$ 165,000
Merger Agreement | ARCA and Oruka
Subsequent Events (Details) [Line Items]
Payment of other party termination fee		$ 440,000
Merger Agreement | Minimum [Member]
Subsequent Events (Details) [Line Items]
Subscription agreement receipt amount		$ 175,000,000
Merger Agreement | Series B Preferred Stock
Subsequent Events (Details) [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.001
First Merger | Oruka Therapeutics Inc
Subsequent Events (Details) [Line Items]
Excepted number of board members		5
First Merger | Series B Preferred Stock | ARCA | Common Stock
Subsequent Events (Details) [Line Items]
Preferred stock convertible shares issuable (in Shares)		1,000
Seperation Agreement
Subsequent Events (Details) [Line Items]
Number of months base salary		12 months
Cash payment		$ 25,000
Second Amendment of Certain Retention Bonus Letters | Thomas A. Keuer
Subsequent Events (Details) [Line Items]
Increase of retention bonus to each executive	200,000
Second Amendment of Certain Retention Bonus Letters | C. Jeffrey Dekker
Subsequent Events (Details) [Line Items]
Increase of retention bonus to each executive	$ 200,000